SCHEDULE OF CASH PAID FOR INCOME TAXES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Total cash income taxes paid	$ 1,102
MOROCCO
Effective Income Tax Rate Reconciliation [Line Items]
Total cash income taxes paid	437
MALI
Effective Income Tax Rate Reconciliation [Line Items]
Total cash income taxes paid	595
BURKINA FASO
Effective Income Tax Rate Reconciliation [Line Items]
Total cash income taxes paid	$ 70